Inventory	12 Months Ended
Jul. 31, 2019
Classes of current inventories [abstract]
Inventory

7. Inventory (Restated – see note 34)

			July 31, 2019
	Capitalized	Biological asset fair
	cost	value adjustment	Total
Dried cannabis	$28,996	$19,349	$48,345
Oils	17,377	5,366	22,743
Hemp derived distillate	1,523	–	1,523
Purchased dried cannabis	8,087	–	8,087
Packaging and supplies	3,156	–	3,156
	$59,139	$24,715	$83,854

The inventory expensed to cost of goods sold in the year ended July 31, 2019, was $18,565 (July 31, 2018 – $965). Total stock-based compensation expensed to costs of sales in the period as $936. The fair value adjustment on the sale of inventory during the period was $16,357 (July 31, 2018 – $2,289). The Company recorded an impairment loss on inventory of $19,335, realized on cannabis trim and milled inventory in which the cost exceeds its net realizable value.

During the year ended July 31, 2018, the Company recorded an adjustment to the net realizable value of inventories of $1,491. This was due to the decrease in the estimated market selling price input of the inventory valuation which was caused by the onset of the adult-use market and is reflective of competitive market prices.

			July 31, 2018
	Capitalized	Biological asset fair
	Cost	value adjustment	Total
Dried cannabis	$2,115	$4,440	$6,555
Oils	2,281	882	3,163
Packaging and supplies	697	–	697
	$5,093	$5,322	$10,415